Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Financial Liabilities
Schedule of Company's Debt Obligations

	At December 31, 2024
(in thousands)	Principal Amount	Unamortized Debt Discount and Debt Issuance Costs	Net Carrying Value	Estimated Fair Value	Level
Financial Liabilities:
2029 Term Loan	$38,660	$(1,962)	$36,698	$36,698	Level 2*
2026 Convertible Notes	$230,000	$(1,771)	$228,229	$223,100	Level 2**

	At December 31, 2023
(in thousands)	Principal Amount	Unamortized Debt Discount and Debt Issuance Costs	Net Carrying Value	Estimated Fair Value	Level
Financial Liabilities:
2027 Term Loan	$250,000	$(3,519)	$246,481	$246,481	Level 2*
2026 Convertible Notes	$230,000	$(3,112)	$226,888	$150,155	Level 2**

*

The principal amounts outstanding are subject to variable interest rates, which are based on three-month SOFR plus fixed percentages. Therefore, the Company believes the carrying amount of these obligations approximates fair value.

**

The fair value is influenced by interest rates, the Company’s stock price and stock price volatility and is determined by prices observed in market trading. Since the market for trading of the 2026 Convertible Notes is not considered to be an active market, the estimated fair value is based on Level 2 inputs.

2029 Term Loans
Financial Liabilities
Schedule of Future Payments on Debt

Year ending December 31, (in thousands)
2025 - interest only	$4,940
2026 - interest only	4,940
2027 - interest only	4,940
2028 - interest only	4,954
2029 and thereafter - principal and interest	40,379
Total minimum payments	60,153
Less amount representing interest	(21,493)
2029 Term Loan, gross	38,660
Less unamortized debt discount and debt issuance costs	(1,962)
Net carrying amount of 2029 Term Loan	$36,698

Schedule of Components of Interest Expense

(in thousands)	Year Ended December 31, 2024
Contractual interest	$3,319
Amortization of debt discount and debt issuance costs	201
Total interest expense	$3,520

Revenue Purchase and Sale Agreement
Financial Liabilities
Schedule of royalty participation liability

(in thousands)	December 31, 2024
Revenue participation liability	$37,994
Less unamortized discount and issuance costs	(9,251)
Net carrying value	$28,743

(in thousands)	Balance Sheet Classification	December 31, 2024
Revenue participation liability, current	Accrued and other current liabilities	$1,148
Revenue participation liability, non-current	Other liabilities, non-current	27,595
Net carrying value		$28,743

2027 Term Loans
Financial Liabilities
Schedule of interest expense and debt repayment

	Interest Expense
(in thousands)	Year Ended	Year Ended	Principal Amount	Date Principal
Statement of Operations Classification	December 31, 2024	December 31, 2023	Repaid	was Repaid
Discontinued Operations	$6,878	$24,700	$175,000	April 1, 2024
Continuing Operations	$4,315	$10,683	$75,000	May 8, 2024

1.5% Convertible Senior Subordinated Notes due 2026
Financial Liabilities
Schedule of Components of Interest Expense

	Year Ended December 31,
(in thousands)	2024	2023
Stated coupon interest	$3,450	$3,450
Amortization of debt discount and debt issuance costs	1,341	1,313
Total interest expense	$4,791	$4,763